ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,	December 31,
	2023	2024
	RMB	RMB
User traffic direction fees	348,629	384,364
Payable to financial institution partners (1)	248,251	114,437
Accrued payroll and welfare	464,699	509,917
Payable for third-party service fee	307,501	303,932
Payable to shareholder of non-controlling interests (2)	230,881	240,339
Operating lease liability	29,143	27,258
Accruals for purchase of property and equipment	118,144	109,018
Deferred revenue	146,873	525,763
Others	121,918	277,893
Total	2,016,039	2,492,921
(1)	Payable to financial institution partners mainly include amounts collected from the borrowers but have not been transferred to the financial institution partners due to holiday breaks.
(2)	Payable to shareholder of non-controlling interests mainly includes loans from non-controlling shareholder Shanghai Changfeng Investment (Group) Co., Ltd.( “Changfeng”) to acquire land use right.